EQUITY	12 Months Ended
Dec. 31, 2017
EQUITY
EQUITY

NOTE 23

EQUITY

a)	Capital

As of December 31, 2017 and 2016 the Bank had 188,446,126,794 shares outstanding, all of which are subscribed for and paid in full, amounting to Ch$891,303 million. All shares have the same rights, and have no preferences or restrictions.

The activity with respect to shares during 2017, 2016 and 2015 was as follows:

	SHARES As of December 31,
	2017	2016	2015

Issued as of January 1	188,446,126,794	188,446,126,794	188,446,126,794
Issuance of paid shares	-	-	-
Issuance of outstanding shares	-	-	-
Stock options exercised	-	-	-
Issued as of December 31,	188,446,126,794	188,446,126,794	188,446,126,794

As of December 31, 2017, 2016 and 2015 the Bank does not have any of its own shares in treasury, nor do any of the consolidated companies.

As of December 31, 2017 the shareholder composition was as follows:

Corporate Name or Shareholder's Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	31,238,866,071	31,238,866,071	16.58
Banks on behalf of third parties	13,892,691,988	-	13,892,691,988	7.37
Pension funds (AFP) on behalf of third parties	6,896,552,755	-	6,896,552,755	3.66
Stock brokers on behalf of third parties	3,762,310,365	-	3,762,310,365	2.00
Other minority holders	6,062,704,347	-	6,062,704,347	3.21
Total	157,207,260,723	31,238,866,071	188,446,126,794	100.00

(*)	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

As of December 31, 2016 the shareholder composition was as follows:

Corporate Name or Shareholder's Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon (1)	-	34,800,933,671	34,800,933,671	18.47
Banks on behalf of third parties	12,257,100,312	-	12,257,100,312	6.50
Pension funds (AFP) on behalf of third parties	6,990,857,997	-	6,990,857,997	3.71
Stock brokers on behalf of third parties	3,071,882,351	-	3,071,882,351	1.63
Other minority holders	4,732,351,195	-	4,732,351,195	2.51
Total	153,645,193,123	34,800,933,671	188,446,126,794	100.00
(*)	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

As of December 31, 2015 the shareholder composition was as follows:

Corporate Name or Shareholder's Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon (1)	-	32,516,063,671	32,516,063,671	17.25
Banks on behalf of third parties	11,878,070,560	-	11,878,070,560	6.30
Pension funds (AFP) on behalf of third parties	8,887,560,424	-	8,887,560,424	4.72
Stock brokers on behalf of third parties	3,460,285,074	-	3,460,285,074	1.84
Other minority holders	5,111,145,797	-	5,111,145,797	2.71
Total	155,930,063,123	32,516,063,671	188,446,126,794	100.00

(*) American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

(1) As of August 4, 2015, Banco Santander Chile signed a contract which appoints The Bank of New York Mellon as the commercial bank authorized to trade ADRs, replacing J.P.Morgan Chase Bank NA.

b)	Reserves

In April 2017, due to the Shareholders’ Meeting, the Bank agreed to capitalized 30% of retained earnings from 2016 as reserves; which equals Ch$ 141,706 million (Ch$ 112,219 million in 2016).

c)	Dividends

The distribution of dividends is detailed in the Consolidated Statement of Changes in Equity.

d)	As of December 31, 2017, 2016 and 2015 the basic and diluted earnings per share were as follows:

	As of December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

a) Basic earnings per share
Total attributable to the equity holders of the Bank	562,801	476,067	448,466
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Basic earnings per share (in Ch$)	2,987	2,526	2,380

b) Diluted earnings per share
Total attributable to the equity holders of the Bank	562,801	476,067	448,466
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Adjusted number of shares	188,446,126,794	188,446,126,794	188,446,126,794
Diluted earnings per share (in Ch$)	2,987	2,526	2,380

As of December 31, 2017, 2016 and 2015 the Bank does not own instruments with dilutive effects.

e) Other comprehensive income from available for sale investments and cash flow hedges:

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Available for sale investments
As of January 1,	7,375	(7,093)	21,684
Gain (losses) on the re-measurement of available for sale investments, before tax	(10,384)	2,267	(51,178)
Recycling from other comprehensive income to income for the year	4,864	12,201	22,401
Subtotals	(5,520)	14,468	(28,777)
Total	1,855	7,375	(7,093)

Cash flow hedges
As of January 1,	2,288	8,626	10,725
Gains (losses) on the re-measurement of cash flow hedges, before tax	(5,850)	(6,261)	(2,105)
Recycling adjustments on cash flow hedges, before tax	-	(77)	6
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction	-	-	-
Subtotals	(5,850)	(6,338)	(2,099)
Total	(3,562)	2,288	8,626

Other comprehensive income, before taxes	(1,707)	9,663	1,533

Income tax related to other comprehensive income components
Income tax relating to available for sale investments	(473)	(1,770)	1,596
Income tax relating to cash flow hedges	908	(549)	(1,940)
Total	435	(2,319)	(344)

Other comprehensive income, net of tax	(1,272)	7,344	1,189
Attributable to:
Equity holders of the Bank	(2,312)	6,640	1,288
Non-controlling interest	1,040	704	(99)

The Bank expects that the results included in "Other comprehensive income" will be reclassified to profit or loss when the specific conditions have been met.